FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Restricted cash	$ 67,700	$ 271
Short-term deposits	251
Trade receivables, net	4,111	4,596
Other current asset	759	1,032
Other current financial assets	1,432
Financial assets, gross	74,253	77,942
Financial liabilities at amortized cost	(22,382)	(21,515)
Total net financial assets	51,871	56,427
Cash and Cash equivalents		69,345
Other long-term Assets		2,698
United States [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	66,202	271
Short-term deposits	251
Trade receivables, net	2,890	2,938
Other current asset	129	135
Other current financial assets
Financial assets, gross	69,472	73,746
Financial liabilities at amortized cost	(9,692)	(11,170)
Total net financial assets	59,780	62,576
Cash and Cash equivalents		67,791
Other long-term Assets		2,611
N I S [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	922
Short-term deposits
Trade receivables, net	553	560
Other current asset	630	897
Other current financial assets	1,432
Financial assets, gross	3,537	2,169
Financial liabilities at amortized cost	(12,657)	(10,343)
Total net financial assets	(9,120)	(8,174)
Cash and Cash equivalents		630
Other long-term Assets		82
Other [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	576
Short-term deposits
Trade receivables, net	668	1,098
Other current asset
Other current financial assets
Financial assets, gross	1,244	2,027
Financial liabilities at amortized cost	(33)	(2)
Total net financial assets	$ 1,211	2,025
Cash and Cash equivalents		924
Other long-term Assets		$ 5